Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments
Schedule of cash, cash equivalents and marketable securities

The following table shows the Company’s cash, cash equivalents and marketable securities by significant investment category as of June 30, 2024:

		Net
		Unrealized		Cash and	Current	Noncurrent
	Adjusted	Gains /		Cash	Marketable	Marketable
	Cost(1)	(Losses)(2)	Fair Value	Equivalents	Securities	Securities
Cash	$17,519,756	$—	$17,519,756	$17,519,756	$—	$—
Level 1:
Money market funds	88,157,016	—	88,157,016	88,157,016	—	—
U.S. Treasury securities	146,991,356	427,914	147,419,270	—	88,131,926	59,287,344
Subtotal	235,148,372	427,914	235,576,286	88,157,016	88,131,926	59,287,344
Level 2 (3):
Commercial paper	22,261,307	(1,338)	22,259,969	—	22,259,969	—
Corporate debt securities	19,223,755	(8,557)	19,215,198	—	19,215,198	—
Subtotal	41,485,062	(9,895)	41,475,167	—	41,475,167	—
Total	$294,153,190	$418,019	$294,571,209	$105,676,772	$129,607,093	$59,287,344
(1)	There was no allowance for expected credit losses recorded on available-for-sale debt securities as of June 30, 2024.
(2)	Unrealized losses of $71,673 for the U.S. Treasury securities, $3,683 for the commercial paper and $9,352 for the corporate debt securities are included in the net unrealized gains / (losses).
(3)

The valuation techniques used to measure the fair values of the Company’s Level 2 financial instruments, which generally have counterparties with high credit ratings, are based on quoted market prices or model-driven valuations using significant inputs derived from or corroborated by observable market data.

Schedule of fair value of noncurrent marketable debt securities by contractual maturity

The following table shows the fair value of the Company’s noncurrent marketable debt securities, by contractual maturity, as of June 30, 2024:

Due within one year	$129,607,093
Due after 1 year through 5 years	59,287,344
Total fair value	$188,894,437